UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
 INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  December 31, 2017

Item 1. Schedule of Investments.

MILLER INCOME FUND

Schedule of investments (unaudited)	December 31, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 61.1%

CONSUMER DISCRETIONARY - 9.0%
Media - 5.6%
National CineMedia Inc.	530,000	$3,635,800
New Media Investment Group Inc.	220,000	3,691,600
Total Media		7,327,400
Specialty Retail - 3.4%
Abercrombie & Fitch Co.	260,000	4,531,800
TOTAL CONSUMER DISCRETIONARY		11,859,200

ENERGY - 4.9%
Energy Equipment & Services - 3.0%
Hi-Crush Partners LP	370,000	3,959,000
Oil, Gas & Consumable Fuels - 1.9%
Energy Transfer Partners LP	140,000	2,508,800
TOTAL ENERGY		6,467,800

FINANCIALS - 40.1%
Capital Markets - 24.6%
AllianceBernstein Holding LP	50,000	1,252,500
Apollo Global Management LLC, Class A Shares	240,000	8,032,800
Arlington Asset Investment Corp., Class A Shares	275,000	3,239,500
BGC Partners Inc., Class A Shares	226,400	3,420,904
Blackstone Group LP	110,000	3,522,200
Carlyle Group LP	335,000	7,671,500
Greenhill & Co. Inc.	182,000	3,549,000
JMP Group LLC	300,000	1,680,000
Total Capital Markets		32,368,404
Diversified Financial Services - 1.8%
Compass Diversified Holdings	140,000	2,373,000
Insurance - 2.8%
Maiden Holdings Ltd.	560,000	3,696,000
Mortgage Real Estate Investment Trusts (REITs) - 10.9%
Chimera Investment Corp.	280,000	5,174,400
New Residential Investment Corp.	311,750	5,574,090
Starwood Property Trust Inc.	145,200	3,100,020
Western Asset Mortgage Capital Corp.	55,000	547,250
Total Mortgage Real Estate Investment Trusts (REITs)		14,395,760
TOTAL FINANCIALS		52,833,164

INDUSTRIALS - 2.6%
Marine - 2.6%
Seaspan Corp.	500,000	3,375,000

REAL ESTATE - 3.5%
Equity Real Estate Investment Trusts (REITs) - 3.5%
CBL & Associates Properties Inc.	322,000	1,822,520
Washington Prime Group Inc.	385,000	2,741,200
Total Real Estate Investment Trusts (REITs)		4,563,720

TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
CenturyLink Inc.	80,000	1,334,400

TOTAL COMMON STOCKS		80,433,284
(Cost - $71,196,907)

SECURITY	RATE		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 7.6%

FINANCIALS - 7.6%
Capital Markets - 7.6%
Medley Capital Corp.			262,834	$1,371,993	(a)
Oaktree Specialty Lending Corp.			445,000	2,176,050	(a)
Triangle Capital Corp.			517,278	4,908,968	(a)
TriplePoint Venture Growth BDC Corp.			122,711	1,557,203	(a)
TOTAL INVESTMENTS IN UNDERLYING FUNDS				10,014,214
(Cost - $12,636,960)

PREFERRED STOCKS - 7.9%

CONSUMER DISCRETIONARY - 1.4%
Specialty Retail - 1.4%
TravelCenters of America LLC	8.000%		74,000	1,863,320
FINANCIALS - 4.2%
Property & Casualty Insurance - 4.2%
AmTrust Financial Services Inc.	6.950%		267,000	5,481,510
INDUSTRIALS - 2.3%
Marine - 2.3%
Seaspan Corp.	7.875%		129,100	3,051,924
TOTAL PREFERRED STOCKS				10,396,754
(Cost - $9,887,608)

		MATURITY DATE	FACE AMOUNT
CONVERTIBLE BONDS & NOTES - 1.5%

FINANCIALS - 1.5%
Mortgage Real Estate Investment Trusts (REITs) - 1.5%
Western Asset Mortgage Capital Corp.
(Cost - $2,000,000)	6.750%	10/1/22	$2,000,000	1,980,000

CORPORATE BONDS & NOTES - 17.6%

CONSUMER DISCRETIONARY - 1.6%
Specialty Retail - 1.6%
Rent-A-Center Inc., Senior Notes	4.750%	5/1/21	2,250,000	2,137,500

ENERGY - 3.3%
Energy Equipment & Services - 2.2%
Era Group Inc., Senior Notes	7.750%	12/15/22	3,000,000	2,925,000
Oil, Gas & Consumable Fuels - 1.1%
Calumet Specialty Products Partners LP / Calumet Finance Corp., Senior Notes	6.500%	4/15/21	1,000,000	1,000,000
Calumet Specialty Products Partners LP / Calumet Finance Corp., Senior Notes	7.625%	1/15/22	500,000	503,125
Total Oil, Gas & Consumable Fuels				1,503,125
TOTAL ENERGY				4,428,125

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
HEALTH CARE - 7.9%
Health Care Providers & Services - 1.1%
CHS/Community Health Systems Inc., Senior Notes	6.875%	2/1/22	$2,500,000	$1,450,000
Pharmaceuticals - 6.8%
Endo Ltd. / Endo Financial LLC, Senior Notes	6.000%	7/15/23	3,000,000	2,370,000
Valeant Pharmaceuticals International Inc., Senior Notes	6.750%	8/15/21	6,500,000	6,565,000
Total Pharmaceuticals				8,935,000
TOTAL HEALTH CARE				10,385,000

INDUSTRIALS - 0.1%
Airlines - 0.1%
US Airways, Pass-Through Trust, Pass-Through Certificates, Secured Bonds	6.820%	1/30/19	2,340,195	7,723	(b)
US Airways, Pass-Through Trust, Pass-Through Certificates, Secured Bonds	7.960%	7/20/19	431,639	104,629	(b)
TOTAL INDUSTRIALS				112,352

INFORMATION TECHNOLOGY - 3.8%
Internet Software & Services - 3.8%
EIG Investors Corp., Senior Notes	10.875%	2/1/24	4,500,000	5,017,500

TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
Frontier Communications Corp., Senior Notes	10.500%	9/15/22	1,500,000	1,138,125
TOTAL CORPORATE BONDS & NOTES
(Cost - $24,301,299)				23,218,602

TOTAL INVESTMENTS - 95.7%				126,042,854
(Cost - $120,022,774)

Other Assets in Excess of Liabilities - 4.3%				5,675,596

TOTAL NET ASSETS - 100.0%				$131,718,450

(a) Security is a business development company.
(b) Security is valued in good faith in accordance with procedures approved by the Board of Trustees.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

This Schedule of Investments in unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

Notes to Schedule of Investments (unaudited)

Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices quoted. Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Miller Value Partners, LLC (the “Adviser”) under procedures established by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad categories as defined below:

Level 1 -
Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 -
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 -	Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of December 31, 2017:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL

Investments (a)
Common Stocks	$80,433,284	$-	$-	$80,433,284
Investments in Underlying Funds	10,014,214	-	-	10,014,214
Preferred Stocks	10,396,754	-	-	10,396,754
Convertible Bonds & Notes	-	1,980,000	-	1,980,000
Corporate Bonds & Notes:	-	23,106,250	112,352	23,218,602
Total Investments	$100,844,252	$25,086,250	$112,352	$126,042,854

(a) See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	CORPORATE BONDS & NOTES
Balance as of September 30, 2017	$205,876
Accrued discounts	38,392
Change in unrealized appreciation (depreciation)	(131,916)
Balance as of December 31, 2017	$112,352

The Fund recognizes transfers between levels at the end of the reporting period. There were no transfers between levels at the period ended December 31, 2017.

The following table summarizes the valuation techniques employed to value Level 3 investments:

Investment	Fair Value at December 31, 2017	Valuation Technique	Unobservable Input	Range
Corporate Bonds & Notes	$112,352	Income Method	Discount Rate	6.82-7.96%

An increase to the discount rate used would result in a lower fair value measurement.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By /s/ Christopher E Kashmerick
Christopher E. Kashmerick, President and Principal Executive Officer

Date March 1, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Russell B Simon
Russell B. Simon, Treasurer and Principal Financial Officer

Date March 1, 2018